Income taxes - Deferred Taxes (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Reduction of federal income tax rate	21.00%	35.00%	34.00%	34.00%
Reduction of deferred tax expense			$ 20,600
Deferred Tax Assets:
Net operating loss	$ 32,193		32,193	$ 65,532
Share-based compensation	1,340		1,340	1,562
R&D tax credit	1,696		1,696	1,792
Other reserves	1,069		1,069	1,063
Capital lease liability	563		563	151
State deferreds	397		397	5
Inventory	829		829	77
Other current assets	319		319	118
Other	3,158		3,158	2,448
Total deferred tax assets	41,564		41,564	72,748
Deferred Tax Liabilities:
Deferred revenue				(1,245)
Intangible assets	(1,846)		(1,846)	(3,371)
Property and equipment	(747)		(747)	(124)
Total deferred tax liabilities	(2,593)		(2,593)	(4,740)
Valuation allowance	$ (38,971)		$ (38,971)	$ (68,008)